Basis of preparation and new accounting standards, interpretations and amendments	6 Months Ended
Sep. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and new accounting standards, interpretations and amendments
Basis of preparation and new accounting standards, interpretations and amendments

The half year financial information covers the six month period ended 30 September 2018 and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU); and the Disclosure and Transparency Rules of the Financial Conduct Authority. This condensed set of financial statements comprises the unaudited financial information for the half years ended 30 September 2018 and 2017, together with the audited consolidated statement of financial position at 31 March 2018.

The financial information for the year ended 31 March 2018 does not constitute statutory accounts as defined in Section 434 of the Companies Act 2006. It should be read in conjunction with the statutory accounts for the year ended 31 March 2018, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB and as adopted by the EU, and have been filed with the Registrar of Companies. The Deloitte LLP audit report on these statutory accounts was unqualified, did not contain an emphasis of matter and did not contain a statement under Section 498 of the Companies Act 2006.

The half year financial information has been prepared in accordance with the accounting policies expected to be applicable for the year ending 31 March 2019. The notes to the financial statements have been prepared on a continuing basis unless otherwise stated. The Group has adopted IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from Contracts with Customers' for the first time with effect from 1 April 2018. Other than in this respect, the half year financial statements have been prepared on a basis consistent with that applied in the preparation of the financial statements for the year ended 31 March 2018, other than as outlined below in relation to discontinued operations.

Our consolidated income statement and segmental analysis (see note 2) separately identify financial results before and after exceptional items and remeasurements. The Directors believe that presentation of the results in this way is relevant to an understanding of the Group’s financial performance. Presenting financial results before exceptional items and remeasurements is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee and improves the comparability of reported financial performance from year to year.

Events or transactions which are classified as exceptional items or remeasurements are defined in the Annual Report and Accounts and Form 20-F.

We continue to adopt a columnar presentation as we consider it improves the clarity of the presentation, and is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee, and better enables users of the financial statements to understand the results. The inclusion of total profit for the period from continuing operations before exceptional items and remeasurements forms part of the incentive target set annually for remunerating certain Executive Directors and accordingly we believe it is important for users of the financial statements to understand how this compares to our results on a statutory basis and period on period.

Areas of judgement and key sources of estimation uncertainty

In preparing this half year financial information, the areas where judgement has been exercised by management in applying the Group’s accounting policies and the key sources of estimation uncertainty remain consistent with those applied to the Annual Report and Accounts for the year ended 31 March 2018.

In applying the Group’s exceptional items framework for the half year, we have considered three key matters. As described further in note 4, we have concluded that the costs associated with the Massachusetts Gas work continuation (£97m) and the UK cost efficiency and restructuring programme (£127m) should be treated as exceptional. We also considered whether the £94m income from two legal settlements received in the period should also be classified as exceptional. However, we concluded it was appropriate to recognise the income in earnings before exceptional items (within Other Activities), in line with the treatment of the original costs.

In addition, in preparing the half year financial information, we have exercised our judgement in concluding that it is appropriate to classify our investment in and shareholder loan to Quadgas HoldCo Limited (Quadgas), along with the related Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) derivatives, as held for sale and as a discontinued operation, as detailed in note 6.

1.	Basis of preparation and new accounting standards, interpretations and amendments (continued)

Going concern

Having made enquiries and reassessed the principal risks, the Directors consider that the Company and its subsidiary undertakings have adequate resources to continue in business for the foreseeable future, being a period of not less than 12 months from the date of this report. Accordingly, it is appropriate to adopt the going concern basis in preparing the half year financial information.

New IFRS accounting standards and interpretations adopted in the period

The Group has adopted IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ for the first time with effect from 1 April 2018. Refer to note 17 for details of the impact and transition adjustments arising on adoption.

There are no other new standards, interpretations and amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2018 that have had a material impact on the Group’s results.

New IFRS accounting standards and interpretations not yet adopted

The Group continues to assess the impact of IFRS 16 'Leases', which will be implemented on 1 April 2019. The Group enters into a significant number of operating lease transactions. Under IFRS 16, our operating leases will be accounted for on the consolidated statement of financial position as ‘right-of-use’ assets. This treatment will increase both our assets and liabilities and subsequently, will result in an increase in finance costs and depreciation and a reduction in operating costs.

We continue to assess our revenue, service contracts and power purchase contracts to determine whether we have the right to use assets under those contracts and whether they fall within the scope of IFRS 16. We plan to apply IFRS 16 using the modified retrospective approach, whereby comparatives will not be restated on adoption of the new standard but instead a cumulative adjustment will be reflected in retained earnings. We will provide further details of the impact that the implementation of IFRS 16 will have in the Annual Report and Accounts for the year ending 31 March 2019.

There are no new accounting standards and amendments to existing standards that have been issued, but are not yet effective or have not yet been endorsed by the EU that were not disclosed in our Annual Report and Accounts. The Group has not early adopted any standard, amendment or interpretation that has been issued but is not yet effective.